Loans Receivable, Net and Allowance for Loan Losses, Impaired Loans by Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	$ 131	$ 861
Unpaid Principal Balance	131	861
Average Recorded Investment	131	867
Interest Income Recognized	9	16
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	131	861
Unpaid Principal Balance	131	861
Related Allowance	0	0
Average Recorded Investment	131	867
Interest Income Recognized	9	16
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	393	424
Unpaid Principal Balance	393	424
Average Recorded Investment	396	427
Interest Income Recognized	17	27
Impaired loans with related allowance [Abstract]
Recorded Investment	302	816
Unpaid Principal Balance	302	816
Related Allowance	24	91
Average Recorded Investment	304	820
Interest Income Recognized	13	32
Impaired loans [Abstract]
Recorded Investment	695	1,240
Unpaid Principal Balance	695	1,240
Related Allowance	24	91
Average Recorded Investment	700	1,247
Interest Income Recognized	30	59
Real Estate Loans [Member] | Multi-family Residential [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	130	38
Unpaid Principal Balance	130	38
Average Recorded Investment	131	38
Interest Income Recognized	8	1
Impaired loans with related allowance [Abstract]
Recorded Investment	364	389
Unpaid Principal Balance	364	389
Related Allowance	88	36
Average Recorded Investment	366	390
Interest Income Recognized	15	16
Impaired loans [Abstract]
Recorded Investment	494	427
Unpaid Principal Balance	494	427
Related Allowance	88	36
Average Recorded Investment	497	428
Interest Income Recognized	23	17
Real Estate Loans [Member] | Construction [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Loans [Member] | Home Equity [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	244	480
Unpaid Principal Balance	244	480
Average Recorded Investment	246	487
Interest Income Recognized	14	24
Impaired loans with related allowance [Abstract]
Recorded Investment	62	97
Unpaid Principal Balance	62	97
Related Allowance	28	42
Average Recorded Investment	64	99
Interest Income Recognized	4	5
Impaired loans [Abstract]
Recorded Investment	306	577
Unpaid Principal Balance	306	577
Related Allowance	28	42
Average Recorded Investment	310	586
Interest Income Recognized	18	29
Consumer Non-real Estate [Member]
Impaired loans with no related allowance [Abstract]
Recorded Investment	6	0
Unpaid Principal Balance	6	0
Average Recorded Investment	9	0
Interest Income Recognized	1	0
Impaired loans with related allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired loans [Abstract]
Recorded Investment	6	0
Unpaid Principal Balance	6	0
Related Allowance	0	0
Average Recorded Investment	9	0
Interest Income Recognized	$ 1	$ 0